Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 517,739	$ 463,049	$ 419,782
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	4,248	5,513	6,218
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	142,688	124,857	109,267
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	135,614	91,552	73,073
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	208,751	212,616	220,336
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 26,438	$ 28,511	$ 10,888